Subsequent events (Details Narrative) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2026 USD ($) ft²	Jul. 30, 2026 USD ($) ft²	Jun. 30, 2026 ARS ($)	Jun. 30, 2026 USD ($)	Sep. 22, 2026 USD ($)
Statement [Line Items]
Net income / (loss)			$ 394,081
Distribution Of Future Dividend			$ 211,000
Barter Agreement - Ramblas del Plata
Statement [Line Items]
Advance payments for acquisition of real estate properties				$ 12.6
Non-current Assets Held for Sale	$ 6.7	$ 4.0
Lot with surface area | ft²	2,095	2,360
Estimated sellable area | ft²	7,483	4,500
Mr. Eduardo Sergio Elsztain [Member]
Statement [Line Items]
Investments Approved					$ 4.0